Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 for the years ended December 31, 2025 and 2024:

	December 31,
	2025	2024

Net assets available for benefits per the financial statements	$396,614,448	$362,405,924
Less amounts allocated to withdrawing participants	(3,739,568)	(4,374,310)
Net assets available for benefits per the Form 5500	$392,874,880	$358,031,614

The following is a reconciliation of benefits paid to participants per the financial statements to the Form 5500 for the years ended December 31, 2025 and 2024:

	December 31,
	2025	2024

Benefits paid to participants per the financial statements	$48,228,941	$35,503,636
Plus amounts allocated on Form 5500 to withdrawing participants and benefit payments pending distribution at end of the year	3,739,568	4,374,310
Less amounts allocated on Form 5500 to withdrawing participants and benefit payments pending distribution at beginning of the year	(4,374,310)	(5,416,974)
Benefits paid to participants per the Form 5500	$47,594,199	$34,460,972

Amounts allocated to withdrawing participants and benefit payments pending distribution are recorded on the Form 5500 for benefit claims that have been processed and approved for payment by the Corporation prior to December 31 but not yet paid as of that date.